Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of the year	$ 36,187	$ 36,187
Current provision (recoveries)	(8,782)	25,987
Written off	(4,611)	(25,987)
Balance at end of the year	$ 22,794	$ 36,187